Psyence Labs Ltd. Share Exchange (Tables)	12 Months Ended
Mar. 31, 2025
Psyence Labs Ltd Share Exchange [Abstract]
Schedule of Investment is Classified as a Financial Asset Measured at Fair Value
Summary of transaction Description	Amount
Number of shares in PsyLabs acquired	1,000
Total PBM shares issued	35,594
Total fair value of shares issued	$722,033
Fair value of investment at March 31, 2025	$745,000
Fair value gain recognized	$22,967